5. Derivative Liabilities (Detail) - Fair Value Assumptions	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
	318.00%	355.00%
	0.25%	0.25%
	0.00%	0.00%
	2 years	1 year 248 days